Allspring Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

August 1, 2022

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 755 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 755 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on July 26, 2022.

If you have any questions or would like further information, please call Maureen Towle at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Disciplined Small Cap Fund
Allspring Discovery Small Cap Growth Fund (formerly Allspring Fundamental Small Cap Growth Fund)
Allspring Small Cap Fund
Allspring Special Small Cap Value Fund